Segment information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Disaggregation of Long-lived Assets

Long-lived assets consist of property and equipment and ROU assets. Long-lived assets by geographical region are as follows:

	As of
	March 31,	September 30,
	2026	2025
United States	$1,429,604	$1,170,916
Switzerland	4,167	128,007
United Kingdom	17,262	-
Total long-lived assets	$1,451,033	$1,298,923

Long-lived assets consist of property and equipment and ROU assets. Long-lived assets by geographical region are as follows:

	September 30,
	2025	2024
United States	$1,170,916	$1,013,426
Switzerland	128,007	10,546
Total long-lived assets	$1,298,923	$1,023,972